Simplify Risk Parity Treasury ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Principal Value
U.S. Government Obligations – 54 .2%
U.S. Treasury Note, 1.00%, 7/31/2028
(Cost $ 21,724,191 ) .......................................................... $ 22,500,000 $ 20,613,867
Total Investments – 54.2%
(Cost $ 21,724,191 ) .......................................................................... $ 20,613,867
Other Assets in Excess of Liabilities – 45 .8% ........................................................ 17,399,879
Net Assets – 100.0% .......................................................................... $ 38,013,746
At March 31, 2022, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note ........................ 775 $ 95,228,125 6/21/22 $ (2,832,909)
Summary of Schedule of Investments
Industry
% of Net
Assets
U.S. Government Obligations ....................................................................... 54 .2%
Total Investments ................................................................................ 54 .2%
Other Assets in Excess of Liabilities .................................................................. 45 .8%
Net Assets ..................................................................................... 100 .0%